Accounts Payable and Accrued Liabilities including Related Parties	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities including Related Parties

Note 4 – Accounts Payable and Accrued Liabilities including Related Parties

Accounts payable and accrued liabilities consist of amounts due to vendors, service providers, and related parties for goods and services received but not yet paid as of the balance sheet date. These obligations are typically settled within normal operating cycles.

Accrued liabilities include payroll and related benefits, professional fees, interest, taxes, and other routine operating accruals. The Company also records accruals for expenses incurred but not yet invoiced at period end, based on management’s estimates.

Balances due to related parties primarily represent amounts payable for shared services, management fees, and reimbursements of operating expenses. Such transactions are conducted in the ordinary course of business and settled in cash.

Management believes that all accounts payable and accrued liabilities are current and that recorded amounts approximate fair value due to their short-term maturities.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Accounts payable and accrued liabilities were as follows:

	December 31, 2025	June 30, 2025
Accounts payable	$4,077,271	$1,941,068
Accrued liabilities	569,725	-
Accrued interest payable	430,186	1,215,190
Total accounts payable and accrued liabilities	$5,077,182	$3,156,258

	December 31, 2025	June 30, 2025
Accrued liabilities	$2,185,113	$95,750
Accrued director fees	106,650	117,150
Accrued bonuses	37,715	110,000
Total accounts payable and accrued liabilities - related parties	$2,329,478	$322,900

Note 4 – Accounts Payable and Accrued Liabilities including Related Parties

Accounts payable and accrued liabilities were as follows at June 30, 2025 and 2024, respectively:

	June 30, 2025	June 30, 2024
Accounts payable and accrued liabilities	$1,941,068	$309,373
Accrued interest payable	1,215,190	57,772
Total accounts payable and accrued liabilities	$3,156,258	$367,145

	June 30, 2025	June 30, 2024
Accrued liabilities	$95,750	$238,510
Accrued director fees	117,150	57,000
Accrued bonuses	110,000	-
Total accounts payable and accrued liabilities - related parties	$322,900	$295,510

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024